MARKET RISK BENEFITS	12 Months Ended
Dec. 31, 2022
Market Risk Benefit [Abstract]
MARKET RISK BENEFITS	MARKET RISK BENEFITSThe following table presents the balances and changes to the balances for the market risk benefits for the GMxB benefits on deferred variable annuities for the twelve months ended and as of December 31, 2022 and 2021.

	December 31, 2022				December 31, 2021
	Individual Retirement	Legacy			Individual Retirement	Legacy
	GMxB Core	GMxB Legacy	Purchased MRB (3)	Net Legacy	GMxB Core	GMxB Legacy	Purchased MRB (3)	Net Legacy
	(Dollars in millions)
Balance, beginning of the period (“BOP”)	$1,061	$20,236	$(14,059)	$6,177	$2,143	$24,405	$(2,763)	$21,642
Balance BOP before changes in the instrument specific credit risk	$666	19,719	(14,051)	5,668	$1,639	23,944	(2,766)	21,178
Model changes and effect of changes in cash flow assumptions	(5)	317	(143)	174	(280)	(196)	36	(160)
Actual market movement effect	1,074	3,402	(1,226)	2,176	(665)	(3,026)	799	(2,227)
Interest accrual	37	731	(489)	242	7	197	(122)	75
Attributed fees accrued (1)	399	882	(295)	587	386	918	(194)	724
Benefit payments	(37)	(1,179)	669	(510)	(14)	(902)	350	(552)
Actual policyholder behavior different from expected behavior	24	142	(102)	40	(9)	135	(56)	79
Changes in future economic assumptions	(1,626)	(8,700)	5,279	(3,421)	(397)	(1,351)	(950)	(2,301)
Issuances	(3)	—	—	—	(1)	—	(11,148)	(11,148)
Balance EOP before changes in the instrument-specific credit risk	$529	15,314	(10,358)	4,956	$666	19,719	(14,051)	5,668
Changes in the instrument-specific credit risk (2)	1	(615)	(57)	(672)	395	517	(8)	509
Balance, end of the period (“EOP”)	$530	$14,699	$(10,415)	$4,284	$1,061	$20,236	$(14,059)	$6,177

Weighted-average age of policyholders (years)	63.5	72.6	67.5	N/A	62.6	72.0	66.9	N/A
Net amount at risk	$3,530	$22,631	$10,766	N/A	$1,115	$15,901	$6,341	N/A
______________
(1)    Attributed fees accrued represents the portion of the fees needed to fund future GMxB claims.
(2)    Changes are recorded in OCI.
(3)    Purchased MRB is the impact of non-affiliated reinsurance.

The following table reconciles market risk benefits by the amounts in an asset position and amounts in a liability position to the market risk amounts in the consolidated balance sheet as of December 31, 2022 and 2021.

	December 31, 2022					December 31, 2021
	Direct Asset	Direct Liability	Net Direct MRB	Purchased MRB	Total	Direct Asset	Direct Liability	Net Direct MRB	Purchased MRB	Total
	(in millions)
Legacy Segment
GMxB Legacy	$(51)	$14,749	$14,699	$(10,412)	$4,287	$(47)	$20,282	$20,235	$(14,058)	$6,177
Individual Retirement
GMxB Core	(387)	917	530	—	530	(237)	1,298	$1,061	—	1,061
Other (1)	(52)	100	47	(11)	36	(34)	107	$73	(16)	57
Total	$(490)	$15,766	$15,276	$(10,423)	$4,853	$(318)	$21,687	$21,369	$(14,074)	$7,295
______________(1)Other primarily includes Individual EQUI-VEST MRB.